Consolidated Schedule of Investments (unaudited)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3-mo. CME Term SOFR + 2.06%), 7.18%, 05/15/30(a)(b)	USD	500	$ 501,536
Arini European CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.04%), 9.73%, 07/15/36(a)(c)	EUR	100	114,265
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 8.89%, 01/15/37(a)(c)		100	114,238
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 6.89%, 07/15/32(a)(c)		100	111,457
Contego CLO VII DAC, Series 7X, Class D, (3-mo. EURIBOR + 3.95%), 7.65%, 05/14/32(a)(c)		100	112,358
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 6.63%, 12/15/34(a)(c)		100	111,528
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.51%, 07/15/31(a)(b)	USD	250	250,366
Greene King Finance PLC(a)
Series 06, Class B2, (3-mo. LIBOR GBP + 2.20%), 7.18%, 03/15/36(c)	GBP	100	107,021
Series B1, (3-mo. LIBOR GBP + 1.92%), 6.90%, 12/15/34		100	114,844
Margay CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 6.40%), 10.09%, 07/15/36(a)(c)	EUR	100	112,748
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2021-2X, Class E, (3-mo. EURIBOR + 6.06%), 9.75%, 04/15/34(a)(c)		100	112,463
Palmer Square European CLO DAC, Series 2023-1X, Class D, (3-mo. EURIBOR + 6.20%), 9.89%, 07/15/36(a)(c)		100	112,515
Rockfield Park CLO DAC(a)(c)
Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 6.66%, 07/16/34		100	111,517
Series 1X, Class D, (3-mo. EURIBOR + 5.95%), 9.61%, 07/16/34		100	112,606
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37(a)(c)		110	122,069
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	100	137,548
Total Asset-Backed Securities — 0.1% (Cost: $2,317,515)			2,359,079

	Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.(d)	69,618	1,100,661
Electrical Equipment — 0.0%
SunPower Corp.(d)	1,025	—
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(d)	2,390	2,701
Life Sciences Tools & Services — 0.1%
Avantor, Inc.(d)	69,632	1,801,380
Metals & Mining — 0.2%
Constellium SE, Class A(d)	138,993	2,260,026
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP(d)	135,089	$ 607,901
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)	128	12
Specialized REITs — 0.2%
VICI Properties, Inc.	88,617	2,951,832
Total Common Stocks — 0.6% (Cost: $7,823,479)		8,724,513

		Par (000)
Corporate Bonds
Advertising Agencies(b) — 1.7%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	USD	440	432,567
9.00%, 09/15/28		2,715	2,886,365
7.50%, 06/01/29		9,968	8,585,030
7.88%, 04/01/30		3,960	4,140,956
CMG Media Corp., 8.88%, 12/15/27		887	518,895
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		3,552	3,479,361
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29		1,152	1,096,875
4.63%, 03/15/30		1,550	1,472,795
7.38%, 02/15/31		1,528	1,631,125
Stagwell Global LLC, 5.63%, 08/15/29		553	534,651
			24,778,620
Aerospace & Defense(b) — 2.9%
Boeing Co.
6.86%, 05/01/54		2,126	2,333,519
7.01%, 05/01/64		1,191	1,312,218
Bombardier, Inc.
7.88%, 04/15/27		660	661,853
6.00%, 02/15/28		3,089	3,109,421
8.75%, 11/15/30		2,381	2,614,515
7.25%, 07/01/31		978	1,033,927
7.00%, 06/01/32		1,290	1,349,257
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26		3,695	3,683,767
Spirit AeroSystems, Inc.
9.38%, 11/30/29		2,657	2,882,452
9.75%, 11/15/30		2,077	2,315,855
TransDigm, Inc.
7.13%, 12/01/31		3,475	3,675,373
6.63%, 03/01/32		11,725	12,209,735
6.00%, 01/15/33		831	842,771
Triumph Group, Inc., 9.00%, 03/15/28		3,661	3,832,391
			41,857,054
Air Freight & Logistics — 0.1%
Rand Parent LLC, 8.50%, 02/15/30(b)		918	936,216
Automobile Components — 1.9%
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(c)	EUR	1,576	1,748,447
8.50%, 05/15/27(b)	USD	14,182	14,228,177
6.75%, 05/15/28(b)		7,384	7,611,088
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	100	118,493
Forvia SE(c)
2.75%, 02/15/27		167	178,479
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Forvia SE(c) (continued)
5.50%, 06/15/31	EUR	215	$ 237,233
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	766	783,921
Goodyear Europe BV, 2.75%, 08/15/28(c)	EUR	100	100,744
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	311	274,404
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(e)	EUR	116	135,618
Mahle GmbH, 6.50%, 05/02/31(c)		206	222,659
Phinia, Inc., 6.63%, 10/15/32(b)	USD	608	613,020
Tenneco, Inc., 8.00%, 11/17/28(b)		738	684,811
ZF Europe Finance BV, 6.13%, 03/13/29(c)	EUR	100	113,444
ZF Finance GmbH(c)
5.75%, 08/03/26		200	226,412
2.00%, 05/06/27		200	207,090
2.75%, 05/25/27		100	105,413
			27,589,453
Automobiles — 1.1%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	USD	306	290,174
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		767	752,641
10.38%, 03/31/29(c)	GBP	104	138,410
Carvana Co.(b)(e)
(13.00% PIK), 13.00%, 06/01/30	USD	2,047	2,226,077
(14.00% PIK), 14.00%, 06/01/31		4,651	5,478,747
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		1,059	1,119,643
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		775	787,312
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		680	657,677
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		968	930,120
8.25%, 08/01/31		1,807	1,918,709
RCI Banque SA(a)(c)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30	EUR	600	661,392
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	113,697
Wabash National Corp., 4.50%, 10/15/28(b)	USD	1,072	982,074
			16,056,673
Banks — 0.8%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(c)	EUR	125	144,549
Banca Monte dei Paschi di Siena SpA(c)
10.50%, 07/23/29		141	192,663
(3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)		100	114,695
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(c)(f)		200	228,474
Banco de Credito Social Cooperativo SA(a)(c)
(1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30		100	112,772
(1-year EURIBOR ICE Swap + 4.27%), 7.50%, 09/14/29		200	253,425
Banco de Sabadell SA(a)(c)
(5-year EUR Swap + 2.95%), 2.50%, 04/15/31		100	109,512
(5-year EUR Swap + 3.15%), 6.00%, 08/16/33		100	119,083
Banco Espirito Santo SA(d)(g)
4.75%, 01/15/18		1,900	592,195
4.00%, 01/21/19		1,100	342,850
Commerzbank AG(a)(c)(f)
(5-year EUR Swap + 6.36%), 6.13%		400	446,520
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	237,844
Deutsche Bank AG(a)(c)(f)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	204,680
Security		Par (000)	Value
Banks (continued)
Deutsche Bank AG(a)(c)(f) (continued)
(5-year EURIBOR ICE Swap + 5.26%), 8.13%	EUR	200	$ 231,813
Eurobank SA(a)(c)
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30		100	112,017
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	116,228
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,304,997
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		537	601,416
Intesa Sanpaolo SpA
5.15%, 06/10/30(c)	GBP	125	159,235
(1-year CMT + 2.60%), 4.20%, 06/01/32(a)(b)	USD	855	762,001
(1-year CMT + 2.75%), 4.95%, 06/01/42(a)(b)		630	505,644
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(c)	EUR	175	202,872
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)	USD	2,046	2,131,627
UniCredit SpA, (5-year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(c)	EUR	200	217,903
			11,445,015
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28(c)	GBP	233	295,700
Broadline Retail(b) — 0.2%
Rakuten Group, Inc.
11.25%, 02/15/27	USD	1,108	1,211,636
9.75%, 04/15/29		1,842	2,010,082
			3,221,718
Building Materials — 2.9%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		1,003	1,041,461
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		1,092	1,105,015
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	840	980,807
6.38%, 12/15/30(c)		200	233,525
6.63%, 12/15/30(b)	USD	15,582	16,066,522
6.75%, 07/15/31(b)		1,146	1,195,114
HT Troplast GmbH, 9.38%, 07/15/28(c)	EUR	124	142,336
JELD-WEN, Inc., 7.00%, 09/01/32(b)	USD	1,970	1,990,715
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		435	424,777
9.75%, 07/15/28		816	833,547
PCF GmbH, 4.75%, 04/15/29(c)	EUR	101	96,801
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28	USD	4,762	4,779,577
8.88%, 11/15/31		3,579	3,860,644
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		1,745	1,806,867
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	511	549,138
3.38%, 01/15/31(b)	USD	4,044	3,602,553
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)		2,402	2,544,436
Wilsonart LLC, 11.00%, 08/15/32(b)		1,540	1,540,463
			42,794,298
Building Products(b) — 0.9%
Foundation Building Materials, Inc., 6.00%, 03/01/29		331	291,481
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	2,005,718
White Cap Buyer LLC, 6.88%, 10/15/28		7,872	7,945,422
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(e)		2,707	2,708,722
			12,951,343
Capital Markets — 1.6%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		1,576	1,638,327

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Blackstone Private Credit Fund(b)
5.95%, 07/16/29	USD	697	$ 709,678
6.25%, 01/25/31		588	604,042
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		767	805,318
Blue Owl Credit Income Corp.
7.75%, 09/16/27		1,852	1,951,102
6.60%, 09/15/29(b)		425	435,995
6.65%, 03/15/31		1,410	1,440,142
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)		522	524,444
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		1,129	1,096,829
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		746	763,629
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		935	968,474
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		4,622	4,428,992
9.75%, 01/15/29(b)		1,542	1,599,783
4.38%, 02/01/29		1,689	1,476,098
9.00%, 06/15/30(b)		1,001	1,009,273
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(h)		1,053	1,059,318
Lehman Brothers Holdings, Inc.(d)(g)
5.38%, 10/17/12	EUR	350	1,208
6.30%, 05/17/13	USD	1,535	1,075
4.75%, 01/16/14	EUR	1,890	6,522
6.30%, 02/05/14		3,950	13,631
1.00%, 12/31/49	USD	430	301
Oaktree Strategic Credit Fund(b)
8.40%, 11/14/28		861	931,393
6.50%, 07/23/29		864	877,445
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(f)		1,390	1,440,022
			23,783,041
Chemicals — 2.3%
Avient Corp., 6.25%, 11/01/31(b)		769	788,323
Chemours Co.
4.00%, 05/15/26	EUR	206	227,921
5.38%, 05/15/27	USD	1,239	1,212,897
5.75%, 11/15/28(b)		1,320	1,253,886
4.63%, 11/15/29(b)		792	709,249
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	111,048
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	3,799	3,315,674
Herens Midco SARL, 5.25%, 05/15/29(c)	EUR	102	84,902
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	1,013	1,024,145
INEOS Finance PLC, 6.38%, 04/15/29(c)	EUR	128	147,188
INEOS Quattro Finance 2 PLC(c)
2.50%, 01/15/26		100	110,758
8.50%, 03/15/29		186	219,184
Ingevity Corp., 3.88%, 11/01/28(b)	USD	494	463,887
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(e)		1,486	1,239,094
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	170	205,790
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	725	705,164
Lune Holdings SARL, 5.63%, 11/15/28(c)	EUR	125	121,975
Mativ Holdings, Inc., 10/01/29(b)(i)	USD	1,057	1,078,853
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(c)	EUR	100	114,571
Nobian Finance BV, 3.63%, 07/15/26(c)		106	116,820
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(c)		179	213,767
9.75%, 11/15/28(b)	USD	4,842	5,167,668
Security		Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp. (continued)
5.38%, 10/01/29(c)	EUR	100	$ 104,726
7.25%, 06/15/31(b)	USD	3,040	3,163,363
SCIL IV LLC/SCIL USA Holdings LLC(c)
9.50%, 07/15/28	EUR	100	120,139
(3-mo. EURIBOR + 4.38%), 8.01%, 11/01/26(a)		100	111,821
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	USD	3,950	3,792,048
WR Grace Holdings LLC(b)
5.63%, 08/15/29		6,651	6,247,838
7.38%, 03/01/31		1,174	1,230,042
			33,402,741
Commercial Services & Supplies — 6.2%
ADT Security Corp., 4.88%, 07/15/32(b)		790	754,568
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		940	943,041
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		8,407	8,587,641
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)		7,385	6,599,636
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		3,857	3,621,677
4.88%, 06/01/28(c)	GBP	300	369,183
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	165	192,164
APCOA Group GmbH, 04/15/31(a)(c)(i)		100	111,297
APi Group DE, Inc., 4.75%, 10/15/29(b)	USD	1,283	1,230,323
APX Group, Inc.(b)
6.75%, 02/15/27		1,337	1,340,663
5.75%, 07/15/29		1,478	1,463,299
BCP V Modular Services Finance II PLC(c)
4.75%, 11/30/28	EUR	200	216,508
6.13%, 11/30/28	GBP	100	127,022
Boels Topholding BV(c)
6.25%, 02/15/29	EUR	107	123,649
5.75%, 05/15/30		100	114,398
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	USD	5,445	5,842,741
Brink’s Co., 6.75%, 06/15/32(b)		1,208	1,260,047
Champions Financing, Inc., 8.75%, 02/15/29(b)		409	416,589
Cimpress PLC, 7.38%, 09/15/32(b)		1,384	1,395,211
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	109	117,809
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(b)	USD	4,130	4,112,741
7.88%, 12/01/30(b)		3,628	3,908,510
7.00%, 05/01/31(b)		5,374	5,664,234
7.50%, 06/01/31(b)		2,971	3,134,485
7.00%, 06/15/32(b)		2,920	3,065,127
04/15/33(i)		2,045	2,034,775
Garda World Security Corp.(b)
4.63%, 02/15/27		936	918,996
9.50%, 11/01/27		492	492,646
7.75%, 02/15/28		3,360	3,484,011
6.00%, 06/01/29		500	479,837
8.25%, 08/01/32		1,930	1,975,357
Global Payments, Inc., 1.50%, 03/01/31(b)(h)		2,786	2,660,630
Herc Holdings, Inc., 6.63%, 06/15/29(b)		1,258	1,303,005
La Financiere Atalian, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28(e)	EUR	148	79,225
Loxam SAS(c)
6.38%, 05/15/28		115	132,973
6.38%, 05/31/29		101	117,487
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	USD	763	733,168
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Nexi SpA, 0.00%, 02/24/28(c)(j)	EUR	200	$ 193,694
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		100	118,600
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(a)		100	112,038
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)	USD	3,405	3,405,916
Q-Park Holding I BV(c)
5.13%, 03/01/29	EUR	100	114,482
5.13%, 02/15/30		124	140,791
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	1,338	1,349,386
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)		3,981	4,156,311
Sotheby’s, 7.38%, 10/15/27(b)		5,001	4,813,188
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		1,191	1,043,890
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(c)	EUR	88	98,034
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(c)		100	113,567
Verisure Holding AB(c)
3.88%, 07/15/26		140	155,062
9.25%, 10/15/27		100	116,742
7.13%, 02/01/28		100	116,139
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	USD	3,226	3,398,585
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		596	613,634
7.38%, 10/01/31		1,778	1,879,278
Worldline SA/France, 0.00%, 07/30/26(c)(j)	EUR	297	300,024
			91,364,034
Construction & Engineering — 0.6%
Arcosa, Inc., 6.88%, 08/15/32(b)	USD	273	285,705
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		7,805	8,357,992
Cellnex Telecom SA(c)
Series CLNX, 2.13%, 08/11/30	EUR	300	354,367
Series CLNX, 0.75%, 11/20/31		100	97,993
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	100	133,808
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)	EUR	200	210,047
			9,439,912
Consumer Finance — 0.9%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	USD	424	448,067
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		1,266	1,278,085
Navient Corp., 9.38%, 07/25/30		959	1,063,809
OneMain Finance Corp.
6.63%, 01/15/28		3,592	3,657,321
9.00%, 01/15/29		1,443	1,529,099
5.38%, 11/15/29		503	483,369
7.88%, 03/15/30		2,026	2,117,954
4.00%, 09/15/30		451	401,696
7.50%, 05/15/31		546	562,037
7.13%, 11/15/31		920	931,053
			12,472,490
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(c)	GBP	258	341,387
Bellis Finco PLC, 4.00%, 02/16/27(c)		100	123,568
Bubbles Bidco SpA(c)(i)
09/30/31	EUR	123	137,002
09/30/31(a)		120	133,244
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(c)		100	111,871
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Market Bidco Finco PLC, 5.50%, 11/04/27(c)	GBP	156	$ 196,600
Picard Groupe SAS, 6.38%, 07/01/29(c)	EUR	100	114,593
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29	USD	473	472,093
			1,630,358
Containers & Packaging — 3.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(b)		2,341	2,357,827
3.25%, 09/01/28(b)		1,708	1,563,466
3.00%, 09/01/29(c)	EUR	464	439,904
4.00%, 09/01/29(b)	USD	6,715	5,993,928
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)	EUR	1,370	1,319,250
4.13%, 08/15/26(b)	USD	3,078	2,774,648
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		2,900	2,927,504
6.88%, 01/15/30		2,367	2,417,259
8.75%, 04/15/30		4,356	4,423,270
Crown European Holdings SACA, 3.38%, 05/15/25(c)	EUR	100	111,027
Fiber Bidco SpA(c)
6.13%, 06/15/31		100	110,758
(3-mo. EURIBOR + 4.00%), 7.35%, 01/15/30(a)		100	111,952
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(c)(e)		100	114,396
Graphic Packaging International LLC, 2.63%, 02/01/29(c)		456	474,408
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		100	104,408
LABL, Inc.(b)
6.75%, 07/15/26	USD	367	366,698
5.88%, 11/01/28		707	662,138
9.50%, 11/01/28		2,391	2,470,570
10/01/31(i)		1,940	1,925,174
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		17,773	18,362,664
9.25%, 04/15/27		778	797,741
OI European Group BV
6.25%, 05/15/28(b)	EUR	620	718,798
6.25%, 05/15/28(c)		100	115,935
5.25%, 06/01/29(c)		100	113,676
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	211	211,992
7.25%, 05/15/31		837	859,877
Sealed Air Corp., 6.50%, 07/15/32(b)		952	981,670
Titan Holdings II BV, 5.13%, 07/15/29(c)	EUR	102	115,244
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)	USD	621	689,387
			53,635,569
Diversified REITs — 1.5%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		590	549,992
HAT Holdings I LLC/HAT Holdings II LLC(b)
3.38%, 06/15/26		1,021	988,721
8.00%, 06/15/27		1,059	1,121,885
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		776	747,964
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP	100	131,857
Iron Mountain, Inc.(b)
7.00%, 02/15/29	USD	3,761	3,920,135
5.25%, 07/15/30		122	120,460

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.(b) (continued)
5.63%, 07/15/32	USD	3,252	$ 3,243,654
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		10,131	10,813,890
VICI Properties LP
5.63%, 05/15/52		70	68,492
6.13%, 04/01/54		565	592,200
			22,299,250
Diversified Telecommunication Services — 6.5%
Altice Financing SA
9.63%, 07/15/27(b)		2,018	1,965,470
5.00%, 01/15/28(b)		3,071	2,597,747
4.25%, 08/15/29(c)	EUR	101	90,224
5.75%, 08/15/29(b)	USD	2,216	1,780,864
Altice France SA
11.50%, 02/01/27(c)	EUR	100	91,668
3.38%, 01/15/28(c)		100	78,477
5.13%, 01/15/29(b)	USD	1,781	1,250,846
5.13%, 07/15/29(b)		3,556	2,500,643
5.50%, 10/15/29(b)		1,400	980,475
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)	GBP	200	197,368
CommScope, Inc., 4.75%, 09/01/29(b)	USD	1,373	1,153,320
Connect Finco SARL/Connect U.S. Finco LLC(b)
6.75%, 10/01/26		1,800	1,800,000
9.00%, 09/15/29		3,468	3,356,105
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		251	252,021
5.00%, 05/01/28		345	341,888
8.75%, 05/15/30		13,640	14,535,657
8.63%, 03/15/31		1,334	1,438,172
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	106	108,273
Iliad Holding SASU
6.50%, 10/15/26(b)	USD	3,457	3,494,685
7.00%, 10/15/28(b)		828	842,338
6.88%, 04/15/31(c)	EUR	101	119,455
8.50%, 04/15/31(b)	USD	3,025	3,253,708
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR	100	111,176
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	7,116	7,756,788
4.88%, 06/15/29		2,208	1,854,720
11.00%, 11/15/29		6,787	7,517,484
10.50%, 05/15/30		7,798	8,392,597
10.75%, 12/15/30		249	272,608
Lorca Telecom Bondco SA(c)
4.00%, 09/18/27	EUR	174	192,454
5.75%, 04/30/29		296	343,914
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	841	706,327
4.13%, 04/15/30		841	678,819
Odido Group Holding BV, 5.50%, 01/15/30(c)	EUR	116	125,981
Optics Bidco SpA(b)
6.00%, 09/30/34	USD	2,917	2,952,934
7.20%, 07/18/36		1,668	1,795,048
Series 2033, 6.38%, 11/15/33		803	832,936
Sable International Finance Ltd.(b)
5.75%, 09/07/27		539	535,971
10/15/32(i)		2,418	2,422,909
SoftBank Group Corp.(c)
3.13%, 09/19/25	EUR	226	248,113
5.38%, 01/08/29		254	287,688
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
SoftBank Group Corp.(c) (continued)
3.88%, 07/06/32	EUR	300	$ 306,750
5.75%, 07/08/32		128	144,633
Telecom Italia SpA/Milano, 2.75%, 04/15/25(c)		139	153,799
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	USD	528	479,113
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP	200	239,314
4.25%, 01/31/31(b)	USD	3,172	2,807,985
4.50%, 07/15/31(c)	GBP	201	231,777
5.63%, 04/15/32(c)	EUR	100	112,479
7.75%, 04/15/32(b)	USD	400	410,592
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28		2,115	2,116,988
10/01/31(i)		1,229	1,249,441
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		7,144	6,389,901
6.13%, 03/01/28		2,323	1,928,090
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	166	192,867
			96,021,600
Electric Utilities — 1.4%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(f)		150	170,303
Alpha Generation LLC, 6.75%, 10/15/32(b)	USD	1,650	1,673,261
Calpine Corp., 4.63%, 02/01/29(b)		2,297	2,218,529
Clearway Energy Operating LLC, 3.75%, 01/15/32(b)		104	94,110
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(f)		2,940	2,910,874
EDP SA(a)(c)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	109,315
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	214,534
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		200	223,190
FirstEnergy Corp., 4.00%, 05/01/26(h)	USD	3,044	3,185,546
Lightning Power LLC, 7.25%, 08/15/32(b)		609	640,386
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(a)		1,435	1,548,497
PG&E Corp., 4.25%, 12/01/27(b)(h)		1,004	1,087,332
Pike Corp., 8.63%, 01/31/31(b)		461	492,909
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		716	780,313
TransAlta Corp., 7.75%, 11/15/29		358	378,144
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(f)		994	1,041,253
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		1,921	2,068,145
6.88%, 04/15/32		1,970	2,072,298
			20,908,939
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34		907	927,989
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		677	693,034
Nexans SA, 4.25%, 03/11/30(c)	EUR	100	113,664
Sensata Technologies, Inc., 6.63%, 07/15/32(b)	USD	1,781	1,856,803
WESCO Distribution, Inc., 6.63%, 03/15/32(b)		955	994,730
Zebra Technologies Corp., 6.50%, 06/01/32(b)		591	617,032
			5,203,252
Energy Equipment & Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		1,223	1,226,833
6.25%, 04/01/28		801	804,980
6.63%, 09/01/32		2,375	2,435,541
Enerflex Ltd., 9.00%, 10/15/27(b)		1,227	1,265,781
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	USD	2,606	$ 2,696,957
Oceaneering International, Inc., 6.00%, 02/01/28		369	369,707
OEG Finance PLC, 7.25%, 09/27/29(c)	EUR	100	113,230
Star Holding LLC, 8.75%, 08/01/31(b)	USD	1,289	1,229,190
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		1,112	1,121,400
7.13%, 03/15/29(b)		2,153	2,217,487
Weatherford International Ltd., 8.63%, 04/30/30(b)		1,980	2,063,203
			15,544,309
Entertainment — 3.1%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29(b)		800	836,016
7.25%, 04/30/30(c)	EUR	100	117,994
Banijay Entertainment SASU
7.00%, 05/01/29(c)		113	132,232
8.13%, 05/01/29(b)	USD	480	498,885
Boyne USA, Inc., 4.75%, 05/15/29(b)		1,869	1,796,727
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		456	433,755
7.00%, 02/15/30		8,047	8,406,669
6.50%, 02/15/32		3,491	3,611,139
Churchill Downs, Inc.(b)
5.75%, 04/01/30		1,065	1,066,167
6.75%, 05/01/31		10,323	10,660,128
Cinemark USA, Inc., 7.00%, 08/01/32(b)		563	587,749
Cirsa Finance International SARL(c)
6.50%, 03/15/29	EUR	100	116,559
(3-mo. EURIBOR + 4.50%), 8.14%, 07/31/28(a)		100	112,433
CPUK Finance Ltd.(c)
4.50%, 08/28/27	GBP	100	125,673
3.59%, 02/28/42		101	132,966
Inter Media and Communication SpA, 6.75%, 02/09/27(c)	EUR	99	111,858
Light & Wonder International, Inc.(b)
7.00%, 05/15/28	USD	706	712,182
7.25%, 11/15/29		241	249,344
7.50%, 09/01/31		1,096	1,149,572
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		1,076	965,942
Lottomatica SpA/Roma(c)
5.38%, 06/01/30	EUR	100	115,265
(3-mo. EURIBOR + 3.25%), 6.76%, 06/01/31(a)		100	112,156
(3-mo. EURIBOR + 4.00%), 7.51%, 12/15/30(a)		100	112,175
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	1,735	1,741,758
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		578	554,401
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	100	112,634
Odeon Finco PLC, 12.75%, 11/01/27(b)	USD	1,503	1,579,321
Pinewood Finco PLC(c)
3.63%, 11/15/27	GBP	100	126,197
6.00%, 03/27/30		181	242,663
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	421	386,375
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		1,188	888,677
5.88%, 09/01/31		262	178,823
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		1,028	1,020,239
Security		Par (000)	Value
Entertainment (continued)
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)	USD	2,586	$ 2,678,372
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		1,884	1,861,379
7.13%, 02/15/31		2,228	2,403,784
			45,938,209
Environmental, Maintenance & Security Service — 1.0%
Madison IAQ LLC, 5.88%, 06/30/29(b)		2,645	2,575,074
Paprec Holding SA, 7.25%, 11/17/29(c)	EUR	100	118,250
Reworld Holding Corp.
4.88%, 12/01/29(b)	USD	2,689	2,531,264
5.00%, 09/01/30		454	425,822
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		7,766	7,727,261
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		816	848,171
			14,225,842
Financial Services — 2.1%
Encore Capital Group, Inc., 5.38%, 02/15/26(c)	GBP	100	132,692
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29	USD	2,001	2,079,931
9.13%, 05/15/31		1,382	1,420,845
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)	EUR	100	74,971
GGAM Finance Ltd.(b)
8.00%, 06/15/28	USD	640	685,989
6.88%, 04/15/29		1,248	1,298,271
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		658	668,331
Intrum AB(c)
3.00%, 09/15/27	EUR	117	98,330
9.25%, 03/15/28		226	190,837
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	USD	1,479	1,406,249
Jerrold Finco PLC, 5.25%, 01/15/27(c)	GBP	111	145,990
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29(b)	USD	1,523	1,613,012
Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)		1,073	1,039,570
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		7,379	7,343,196
6.00%, 01/15/27		2	2,000
6.50%, 08/01/29		2,646	2,690,527
5.13%, 12/15/30		433	415,377
5.75%, 11/15/31		1,505	1,474,254
7.13%, 02/01/32		3,694	3,857,825
Opus-Chartered Issuances SA, 2.50%, 07/04/25(a)(k)	EUR	66	73,762
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29	USD	1,449	1,545,095
7.13%, 11/15/30		1,404	1,453,754
ProGroup AG, 5.13%, 04/15/29(c)	EUR	100	108,952
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
3.88%, 03/01/31	USD	784	721,860
4.00%, 10/15/33		431	385,006
Stena International SA, 7.25%, 01/15/31(b)		200	210,166
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(e)	EUR	548	170,895
			31,307,687
Food Products — 0.8%
Aramark International Finance SARL, 3.13%, 04/01/25(c)		582	644,374
B&G Foods, Inc., 8.00%, 09/15/28(b)	USD	452	472,815
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		6,033	6,335,380

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Darling Global Finance BV, 3.63%, 05/15/26(c)	EUR	457	$ 506,318
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	500	530,433
9.63%, 09/15/32		661	684,226
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		442	459,640
Performance Food Group, Inc., 4.25%, 08/01/29(b)		81	77,027
Post Holdings, Inc.(b)
4.50%, 09/15/31		215	200,855
6.38%, 03/01/33		1,198	1,217,549
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	130,687
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	512	485,767
Tereos Finance Groupe I SA, 7.25%, 04/15/28(c)	EUR	100	115,634
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	470	448,256
			12,308,961
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		385	404,300
UGI International LLC, 2.50%, 12/01/29(c)	EUR	100	103,728
			508,028
Ground Transportation(b) — 0.1%
Brightline East LLC, 11.00%, 01/31/30	USD	1,110	943,552
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		693	722,294
			1,665,846
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.(c)
2.63%, 11/01/25	EUR	527	581,614
3.88%, 07/15/28		100	110,854
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	USD	6,265	6,625,238
Medline Borrower LP, 5.25%, 10/01/29(b)		5,797	5,687,916
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		963	1,065,878
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		996	1,034,355
			15,105,855
Health Care Providers & Services — 3.1%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		2,061	2,015,543
Catalent Pharma Solutions, Inc.(b)
3.13%, 02/15/29		3,659	3,594,241
3.50%, 04/01/30		524	515,435
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		2,509	2,469,027
6.00%, 01/15/29		3,050	2,960,909
5.25%, 05/15/30		5,001	4,602,447
4.75%, 02/15/31		2,421	2,128,173
10.88%, 01/15/32		3,809	4,197,461
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		1,959	2,059,914
DaVita, Inc., 6.88%, 09/01/32(b)		879	908,055
Ephios Subco 3 SARL, 7.88%, 01/31/31(c)	EUR	218	261,616
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	802	807,265
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		662	667,511
HCA, Inc., 5.45%, 09/15/34		320	329,261
IQVIA, Inc.(c)
1.75%, 03/15/26	EUR	330	358,942
2.25%, 03/15/29		100	104,451
LifePoint Health, Inc.(b)
9.88%, 08/15/30	USD	1,337	1,472,043
11.00%, 10/15/30		3,059	3,451,733
10.00%, 06/01/32		1,384	1,521,524
Security		Par (000)	Value
Health Care Providers & Services (continued)
Star Parent, Inc., 9.00%, 10/01/30(b)	USD	4,684	$ 5,028,644
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		4,179	4,361,927
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		1,279	1,324,736
			45,140,858
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	793	957,230
5.25%, 08/01/26	USD	286	272,316
5.00%, 10/15/27		260	233,240
4.63%, 08/01/29		4,092	3,291,329
3.50%, 03/15/31		25	18,257
			4,772,372
Hotel & Resort REITs — 1.1%
Host Hotels & Resorts LP, 5.50%, 04/15/35		1,131	1,147,395
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		1,145	1,190,204
Pebblebrook Hotel LP/PEB Finance Corp., 10/15/29(b)(i)		606	610,009
Pebblebrook Hotel Trust, 1.75%, 12/15/26(h)		68	62,356
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)		4,003	4,136,804
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		749	689,476
Service Properties Trust
8.63%, 11/15/31(b)		5,772	6,276,813
8.88%, 06/15/32		2,430	2,321,177
			16,434,234
Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		960	973,872
Acushnet Co., 7.38%, 10/15/28(b)		174	183,423
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(a)(c)	EUR	120	134,530
Carnival Corp.(b)
5.75%, 03/01/27	USD	233	235,971
6.00%, 05/01/29		4,112	4,166,276
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		12,966	13,991,200
Carnival PLC, 1.00%, 10/28/29	EUR	100	96,629
Deuce Finco PLC, 5.50%, 06/15/27(c)	GBP	100	131,205
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	4,391	4,192,651
6.75%, 01/15/30		671	625,142
Life Time, Inc., 8.00%, 04/15/26(b)		1,262	1,273,750
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		811	848,571
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		1,214	1,222,261
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		1,447	1,407,465
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25		1,071	1,059,955
5.63%, 07/17/27		200	194,688
5.75%, 07/21/28		600	579,750
5.38%, 12/04/29		2,283	2,143,166
7.63%, 04/17/32		1,534	1,579,445
MGM China Holdings Ltd.(b)
5.25%, 06/18/25		600	596,625
4.75%, 02/01/27		440	428,175
7.13%, 06/26/31		474	488,519
MGM Resorts International, 6.13%, 09/15/29		2,320	2,348,876
NCL Corp. Ltd.(b)
5.88%, 03/15/26		1,798	1,798,111
8.38%, 02/01/28		719	755,056
8.13%, 01/15/29		631	674,665
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.(b) (continued)
7.75%, 02/15/29	USD	1,782	$ 1,909,597
6.25%, 03/01/30		1,528	1,526,303
NCL Finance Ltd., 6.13%, 03/15/28(b)		849	865,979
Pinnacle Bidco PLC(c)
8.25%, 10/11/28	EUR	100	117,966
10.00%, 10/11/28	GBP	100	142,552
Royal Caribbean Cruises Ltd., 6.00%, 02/01/33(b)	USD	4,664	4,781,458
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		2,300	2,262,335
11.25%, 12/15/27		101	104,803
Station Casinos LLC(b)
4.63%, 12/01/31		2,431	2,254,296
6.63%, 03/15/32		988	1,009,978
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29	GBP	123	169,995
(3-mo. EURIBOR + 6.63%), 10.17%, 07/31/29(a)	EUR	100	113,569
TUI AG, 5.88%, 03/15/29(c)		120	139,172
TUI Cruises GmbH, 6.50%, 05/15/26(c)		90	102,115
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	1,436	1,434,997
7.00%, 02/15/29		269	272,399
9.13%, 07/15/31		3,780	4,133,615
Wynn Macau Ltd.(b)
5.50%, 01/15/26		962	955,086
5.50%, 10/01/27		200	196,000
5.63%, 08/26/28		4,507	4,377,649
4.50%, 03/07/29(h)		200	211,925
5.13%, 12/15/29		1,358	1,274,822
			70,486,588
Household Durables — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)		636	609,346
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		451	467,976
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		1,154	1,106,002
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(i)		1,902	1,903,807
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		607	641,444
Empire Communities Corp., 9.75%, 05/01/29(b)		394	420,672
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		1,667	1,854,154
LGI Homes, Inc., 8.75%, 12/15/28(b)		453	485,125
Meritage Homes Corp., 1.75%, 05/15/28(b)(h)		134	152,559
New Home Co., Inc., 9.25%, 10/01/29(b)		1,145	1,206,427
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	220,206
4.38%, 02/01/32		1,696	1,571,714
STL Holding Co. LLC, 8.75%, 02/15/29(b)		618	657,432
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		1,434	1,278,221
			12,575,085
Household Products(b) — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31		296	297,110
Spectrum Brands, Inc.
3.38%, 06/01/29(h)		964	997,973
3.88%, 03/15/31		176	154,087
			1,449,170
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers(b)(h) — 0.4%
NextEra Energy Partners LP
0.00%, 11/15/25(j)	USD	4,528	$ 4,229,152
2.50%, 06/15/26		1,063	999,175
			5,228,327
Insurance — 7.8%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		1,371	1,410,889
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
6.75%, 10/15/27		11,158	11,116,158
6.75%, 04/15/28		1,904	1,934,832
5.88%, 11/01/29		4,999	4,800,348
7.00%, 01/15/31		4,776	4,907,784
7.38%, 10/01/32		2,256	2,287,251
AmWINS Group, Inc., 4.88%, 06/30/29(b)		878	841,909
Ardonagh Finco Ltd.
6.88%, 02/15/31(c)	EUR	436	492,006
7.75%, 02/15/31(b)	USD	3,309	3,420,589
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		3,214	3,321,699
AssuredPartners, Inc., 7.50%, 02/15/32(b)		1,975	2,029,812
AXA SA, (5-year EURIBOR ICE Swap + 3.84%), 6.38%(a)(c)(f)	EUR	125	145,445
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	USD	397	417,726
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	200	265,385
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31	USD	8,841	9,173,996
8.13%, 02/15/32		4,366	4,488,121
HUB International Ltd.(b)
7.25%, 06/15/30		18,052	18,808,024
7.38%, 01/31/32		20,648	21,321,022
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		2,894	3,096,305
10.50%, 12/15/30		2,272	2,470,757
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		13,904	14,584,031
Phoenix Group Holdings PLC, (5-year CMT + 4.19%), 8.50%(a)(c)(f)		200	209,144
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(c)	EUR	100	113,624
USI, Inc./New York, 7.50%, 01/15/32(b)	USD	2,420	2,506,997
			114,163,854
Interactive Media & Services(c) — 0.1%
iliad SA
5.38%, 06/14/27	EUR	100	115,519
5.38%, 02/15/29		300	348,973
5.63%, 02/15/30		100	117,582
United Group BV
4.00%, 11/15/27		100	108,677
6.75%, 02/15/31		193	222,894
			913,645
Internet Software & Services — 1.0%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28	USD	2,232	2,044,236
9.00%, 08/01/29		576	578,880
ANGI Group LLC, 3.88%, 08/15/28(b)		869	796,901
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		600	571,123
5.63%, 09/15/28		1,201	1,127,952
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)	EUR	122	137,841

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
ION Trading Technologies SARL, 9.50%, 05/30/29(b)	USD	513	$ 525,142
Match Group Holdings II LLC(b)
4.63%, 06/01/28		2,149	2,089,428
5.63%, 02/15/29		2,261	2,261,540
4.13%, 08/01/30		872	816,856
3.63%, 10/01/31		464	415,514
Uber Technologies, Inc.(h)
0.00%, 12/15/25(j)		419	461,948
Series 2028, 0.88%, 12/01/28(b)		2,083	2,607,916
			14,435,277
IT Services — 0.6%
Amentum Escrow Corp., 7.25%, 08/01/32(b)		1,387	1,447,519
Atos SE(c)(d)(g)
0.00%, 11/06/24	EUR	100	7,236
2.50%, 11/07/28		100	8,041
1.00%, 11/12/29		100	8,571
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	2,652	2,614,580
KBR, Inc., 4.75%, 09/30/28(b)		1,213	1,159,766
McAfee Corp., 7.38%, 02/15/30(b)		3,901	3,804,870
			9,050,583
Machinery — 1.7%
Chart Industries, Inc.(b)
7.50%, 01/01/30		3,648	3,844,722
9.50%, 01/01/31		537	585,288
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)	EUR	100	112,011
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	USD	646	517,438
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		4,181	4,362,919
IMA Industria Macchine Automatiche SpA(c)
3.75%, 01/15/28	EUR	100	108,230
(3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(a)		200	225,157
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	668	684,700
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.91%, 07/15/29(a)(c)	EUR	100	109,089
Terex Corp., 10/15/32(b)(i)	USD	1,137	1,137,000
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	900	999,330
7.63%, 07/15/28(b)	USD	3,445	3,466,979
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	992	1,095,035
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	8,235	8,146,118
			25,394,016
Media — 6.0%
Cable One, Inc.
0.00%, 03/15/26(h)(j)		475	434,625
1.13%, 03/15/28(h)		1,577	1,268,901
4.00%, 11/15/30(b)		1,849	1,473,884
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		91	87,696
4.75%, 03/01/30		135	124,178
4.25%, 02/01/31		512	451,445
7.38%, 03/01/31		21,539	22,053,222
4.25%, 01/15/34		305	250,179
CSC Holdings LLC(b)
5.50%, 04/15/27		600	527,671
5.38%, 02/01/28		1,200	1,010,841
11.25%, 05/15/28		5,500	5,309,243
11.75%, 01/31/29		4,000	3,866,365
4.13%, 12/01/30		210	153,039
3.38%, 02/15/31		589	417,630
4.50%, 11/15/31		1,200	873,590
Security		Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	USD	3,472	$ 3,408,922
DISH DBS Corp.(b)
5.25%, 12/01/26		3,230	2,984,918
5.75%, 12/01/28		3,502	3,059,771
DISH Network Corp., 11.75%, 11/15/27(b)		5,446	5,715,742
GCI LLC, 4.75%, 10/15/28(b)		426	409,086
Gray Television, Inc., 10.50%, 07/15/29(b)		3,527	3,683,821
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		4,783	4,376,579
Midcontinent Communications, 8.00%, 08/15/32(b)		1,838	1,870,748
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		676	576,713
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27		6,942	6,829,372
4.00%, 07/15/28		381	359,452
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		3,270	3,094,009
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(e)	EUR	303	265,973
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	2,000	1,955,000
Univision Communications, Inc.(b)
6.63%, 06/01/27		3,632	3,636,446
8.00%, 08/15/28		3,363	3,438,550
07/31/31(i)		2,003	2,007,474
Virgin Media Secured Finance PLC
4.13%, 08/15/30(c)	GBP	100	115,646
4.50%, 08/15/30(b)	USD	200	177,908
VZ Secured Financing BV, 3.50%, 01/15/32(c)	EUR	170	174,424
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	868	800,112
Ziggo BV, 4.88%, 01/15/30(b)		1,165	1,107,004
			88,350,179
Metals & Mining — 3.4%
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		1,197	1,284,480
11.50%, 10/01/31		4,367	4,935,665
ATI, Inc.
5.88%, 12/01/27		886	884,837
7.25%, 08/15/30		2,612	2,781,354
5.13%, 10/01/31		1,063	1,032,616
Carpenter Technology Corp., 7.63%, 03/15/30		1,314	1,375,854
Constellium SE
5.63%, 06/15/28(b)		4,620	4,610,080
5.38%, 08/15/32(c)	EUR	117	134,015
6.38%, 08/15/32(b)	USD	1,591	1,632,881
ERO Copper Corp., 6.50%, 02/15/30(b)		1,179	1,172,291
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		3,182	3,372,920
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		5,712	5,524,330
4.50%, 06/01/31		3,833	3,506,855
Mineral Resources Ltd., 9.25%, 10/01/28(b)		155	165,042
New Gold, Inc., 7.50%, 07/15/27(b)		2,830	2,885,921
Novelis Corp.(b)
4.75%, 01/30/30		7,685	7,450,653
3.88%, 08/15/31		5,237	4,787,466
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	1,029	1,093,609
Vallourec SACA, 7.50%, 04/15/32(b)	USD	1,599	1,696,178
			50,327,047
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29	USD	826	$ 806,732
7.00%, 07/15/31		1,139	1,207,602
Starwood Property Trust, Inc.
4.38%, 01/15/27		190	185,152
7.25%, 04/01/29		879	921,686
04/15/30(i)		442	442,180
			3,563,352
Oil, Gas & Consumable Fuels — 12.2%
Aethon United BR LP/Aethon United Finance Corp., 10/01/29(b)(i)		1,926	1,951,519
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)		1,514	1,566,969
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		1,139	1,361,616
8.25%, 12/31/28		3,265	3,344,908
5.88%, 06/30/29		1,321	1,305,013
Baytex Energy Corp., 8.50%, 04/30/30(b)		310	321,289
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		1,140	1,185,127
7.25%, 07/15/32		918	963,349
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28		1,459	1,504,191
10.38%, 11/15/30		586	617,334
Buckeye Partners LP
6.88%, 07/01/29(b)		495	507,162
5.85%, 11/15/43		816	729,566
5.60%, 10/15/44		553	473,275
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	104	143,770
CITGO Petroleum Corp., 8.38%, 01/15/29(b)	USD	2,678	2,786,597
Civitas Resources, Inc.(b)
8.38%, 07/01/28		2,737	2,845,027
8.63%, 11/01/30		1,457	1,543,658
8.75%, 07/01/31		3,283	3,475,180
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		520	486,232
Comstock Resources, Inc.(b)
6.75%, 03/01/29		4,687	4,573,786
5.88%, 01/15/30		2,474	2,313,406
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		6,898	6,765,737
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		2,351	2,351,743
7.38%, 01/15/33		3,116	3,066,839
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		1,138	1,189,050
eG Global Finance PLC, 12.00%, 11/30/28(b)		1,943	2,168,507
Enbridge, Inc.(a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	849,206
(5-year CMT + 3.12%), 7.38%, 03/15/55		1,104	1,145,008
(5-year CMT + 4.43%), 8.50%, 01/15/84		1,023	1,144,223
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		1,151	1,210,547
Energy Transfer LP(a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		1,564	1,599,443
(5-year CMT + 4.02%), 8.00%, 05/15/54		2,991	3,218,223
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(f)		588	579,572
Series H, (5-year CMT + 5.69%), 6.50%(f)		2,085	2,080,012
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	566,010
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
8.25%, 01/15/29	USD	1,716	$ 1,776,849
8.88%, 04/15/30		550	578,175
7.88%, 05/15/32		1,963	1,998,621
Gulfport Energy Corp., 6.75%, 09/01/29(b)		920	930,760
Harbour Energy PLC, 5.50%, 10/15/26(b)		420	418,184
Harvest Midstream I LP, 7.50%, 05/15/32(b)		1,103	1,160,182
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		514	512,970
5.75%, 02/01/29		1,299	1,263,722
6.00%, 04/15/30		130	126,715
8.38%, 11/01/33		2,716	2,928,117
6.88%, 05/15/34		1,720	1,713,612
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		1,391	1,475,299
7.38%, 07/15/32		1,269	1,314,305
ITT Holdings LLC, 6.50%, 08/01/29(b)		1,889	1,789,549
Matador Resources Co., 6.50%, 04/15/32(b)		1,546	1,543,791
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		874	863,017
Murphy Oil Corp., 5.88%, 12/01/42		141	128,261
Nabors Industries Ltd., 7.50%, 01/15/28(b)		1,164	1,090,607
Nabors Industries, Inc.(b)
9.13%, 01/31/30		757	780,693
8.88%, 08/15/31		292	277,772
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		2,642	2,708,967
8.38%, 02/15/32		5,346	5,509,347
Noble Finance II LLC, 8.00%, 04/15/30(b)		3,052	3,149,035
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		6,436	6,482,687
8.75%, 06/15/31		1,642	1,710,987
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		873	901,038
Parkland Corp., 6.63%, 08/15/32(b)		1,228	1,246,641
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		1,008	1,038,349
Permian Resources Operating LLC(b)
9.88%, 07/15/31		1,614	1,801,206
6.25%, 02/01/33		2,436	2,475,305
Prairie Acquiror LP, 9.00%, 08/01/29(b)		984	1,015,962
Precision Drilling Corp., 6.88%, 01/15/29(b)		76	75,842
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		873	911,318
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		1,774	1,855,789
SM Energy Co.
6.75%, 09/15/26		659	658,667
6.50%, 07/15/28		141	140,845
7.00%, 08/01/32(b)		678	680,620
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		696	727,997
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		1,616	1,564,573
7.38%, 02/15/29		2,434	2,461,446
6.00%, 12/31/30		66	62,701
6.00%, 09/01/31		686	649,692
Talos Production, Inc.(b)
9.00%, 02/01/29		880	906,102
9.38%, 02/01/31		791	813,237
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		1,011	960,570
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		608	622,064

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	USD	355	$ 365,654
Transocean, Inc.(b)
8.00%, 02/01/27		1,621	1,620,019
8.25%, 05/15/29		3,329	3,300,130
8.75%, 02/15/30		3,625	3,779,802
8.50%, 05/15/31		3,677	3,653,648
Valaris Ltd., 8.38%, 04/30/30(b)		4,342	4,472,277
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)		2,353	2,368,226
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		11,457	12,906,364
8.38%, 06/01/31		6,687	7,060,977
9.88%, 02/01/32		6,650	7,389,426
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		807	806,667
Vital Energy, Inc.
9.75%, 10/15/30		1,574	1,681,866
7.88%, 04/15/32(b)		3,026	2,931,316
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		999	983,068
			179,054,722
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28(c)	EUR	109	116,155
Passenger Airlines — 0.5%
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	2,271	2,409,563
Finnair OYJ, 4.75%, 05/24/29(c)	EUR	100	111,674
United Airlines, Inc., 4.63%, 04/15/29(b)	USD	5,099	4,925,935
			7,447,172
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28(b)		1,132	1,121,942
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		1,643	1,483,908
5.75%, 08/15/27		224	190,318
11.00%, 09/30/28		2,185	2,037,512
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30(c)	EUR	237	277,750
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	USD	1,579	1,691,951
Grifols SA, 2.25%, 11/15/27(c)	EUR	1,374	1,467,187
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(c)		215	249,499
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)	USD	1,000	1,059,450
Rossini SARL(c)
6.75%, 12/31/29	EUR	121	141,628
(3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)		172	193,094
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100	110,300
7.38%, 09/15/29		192	239,906
7.88%, 09/15/31		100	131,769
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/29	USD	1,670	1,843,262
8.13%, 09/15/31		912	1,046,235
			13,285,711
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		1,314	1,220,770
Series AI, 7.00%, 04/15/30		1,009	937,127
Aroundtown Finance SARL, (5-year UK Government Bond + 4.49%), 8.63%(a)(f)	GBP	215	270,192
Aroundtown SA, 0.38%, 04/15/27(c)	EUR	100	101,802
Citycon Treasury BV, 2.38%, 01/15/27(c)		100	107,388
CoreLogic, Inc., 4.50%, 05/01/28(b)	USD	2,658	2,508,614
Security		Par (000)	Value
Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC(b)
6.75%, 05/15/28	USD	1,451	$ 1,464,162
8.88%, 09/01/31		1,483	1,619,114
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	100	94,071
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		100	102,990
Howard Hughes Corp., 4.38%, 02/01/31(b)	USD	2,347	2,151,360
			10,577,590
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		755	734,772
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG(c)
2.13%, 11/03/27	EUR	100	88,774
10.50%, 03/30/29		137	157,802
MKS Instruments, Inc., 1.25%, 06/01/30(b)(h)	USD	2,099	2,091,654
ON Semiconductor Corp., 0.50%, 03/01/29(h)		763	771,393
			3,109,623
Software — 6.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		13,022	12,508,744
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		2,592	2,746,374
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.04%, 05/15/28(a)(c)	EUR	100	111,565
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)	USD	2,696	2,804,069
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		6,114	6,252,231
Clarivate Science Holdings Corp., 4.88%, 07/01/29(b)		4,562	4,387,914
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		15,646	15,567,245
9.00%, 09/30/29		11,610	11,814,454
8.25%, 06/30/32		9,796	10,239,748
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		4,746	4,725,878
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)		400	368,614
7.88%, 05/01/29(c)	EUR	137	155,144
8.75%, 05/01/29(b)	USD	782	799,341
Series SEPT, 7.88%, 05/01/29(c)	EUR	100	113,243
Snowflake, Inc.(b)(h)(j)
0.00%, 10/01/27	USD	1,898	1,968,226
0.00%, 10/01/29		1,898	1,950,195
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		3,595	3,716,529
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 7.13%, 07/31/31(a)(c)	EUR	113	126,332
UKG, Inc., 6.88%, 02/01/31(b)	USD	15,077	15,579,079
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		165	154,793
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		5,203	4,809,521
			100,899,239
Specialty Retail — 0.3%
Afflelou SAS, 6.00%, 07/25/29(c)	EUR	152	173,911
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(a)(c)		156	175,301
Goldstory SAS, 6.75%, 02/01/30(c)		100	113,866
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(b)	USD	697	709,413
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)	USD	1,873	$ 1,848,961
Staples, Inc., 10.75%, 09/01/29(b)		1,127	1,093,529
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		537	500,668
			4,615,649
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 04/01/29(b)		1,234	1,358,472
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(b)
4.25%, 03/15/29		217	205,151
4.13%, 08/15/31		282	256,135
European TopSoho SARL, 4.00%, 09/21/21(c)(d)(g)	EUR	200	71,488
Hanesbrands, Inc.(b)
4.88%, 05/15/26	USD	989	980,329
9.00%, 02/15/31		80	86,352
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 7.46%, 07/01/29(a)(c)	EUR	100	112,706
S&S Holdings LLC, 10/01/31(b)(i)	USD	405	407,779
			2,119,940
Trading Companies & Distributors — 0.5%
Azelis Finance NV, 4.75%, 09/25/29(c)	EUR	100	113,213
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)	USD	2,306	2,313,441
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		1,030	1,025,384
Gates Corp., 6.88%, 07/01/29(b)		1,519	1,573,462
Resideo Funding, Inc.(b)
4.00%, 09/01/29		290	273,166
6.50%, 07/15/32		2,047	2,101,270
			7,399,936
Transportation Infrastructure — 0.1%
GN Bondco LLC, 9.50%, 10/15/31(b)		1,038	1,092,590
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(f)	GBP	154	186,928
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 8.44%, 04/22/30(a)	EUR	100	111,593
			1,391,111
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27(c)		100	81,825
Total Corporate Bonds — 101.0% (Cost: $1,428,691,759)			1,483,168,517
Fixed Rate Loan Interests
Advertising Agencies — 0.4%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27	USD	5,170	5,131,225
Security		Par (000)	Value
Software — 0.9%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	13,480	$ 13,530,048
Total Fixed Rate Loan Interests — 1.3% (Cost: $18,608,230)			18,661,273
Floating Rate Loan Interests(a)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		4,263	4,244,169
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 10.40%, 04/11/29		1,310	1,215,264
			5,459,433
Aerospace & Defense — 0.2%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(l)		1,910	1,902,838
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		568	567,697
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, 08/24/28(l)		56	55,884
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		362	363,545
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(l)		21	21,544
			2,911,508
Broadline Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		491	491,647
Building Materials — 0.3%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		792	789,755
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 05/15/31		384	379,081
EMRLD Borrower LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		527	525,486
Hobbs & Associates LLC
Delayed Draw Term Loan, 07/23/31(l)		49	48,605
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 07/23/31		487	486,052
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		1,523	1,505,227
			3,734,206
Building Products — 0.3%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.25%, 01/29/31		2,189	2,128,187

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31	USD	284	$ 283,645
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		2,160	2,143,727
			4,555,559
Capital Markets — 0.2%
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28		1,032	1,005,772
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		992	992,894
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		238	238,171
			2,236,837
Chemicals — 0.4%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28		443	419,283
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		794	792,940
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.69%, 10/04/29		3,024	3,007,993
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		615	574,420
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		1,502	1,505,712
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.70%), 8.92%, 12/31/26		187	157,785
			6,458,133
Commercial Services & Supplies — 1.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		1,680	1,662,729
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.21%, 09/01/25		638	632,918
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		1,773	1,702,080
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29		659	659,642
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		3,213	3,204,967
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29		475	397,515
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.60%, 02/01/29		809	807,674
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(l)		1,729	1,709,549
Security		Par (000)	Value
Commercial Services & Supplies (continued)
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 03/26/31	USD	801	$ 801,470
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		1,079	767,526
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		3,748	3,741,163
			16,087,233
Construction & Engineering — 0.6%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28		222	221,990
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		4,730	4,592,952
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		335	334,228
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 03/27/31		1,549	1,469,446
K Hovnaian Enterprises, Third Amendment Revolver, 06/30/26(l)		1,865	1,837,025
			8,455,641
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		921	915,850
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.95%, 10/29/28		960	936,684
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		436	436,447
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		392	392,385
			1,765,516
Diversified Telecommunication Services — 0.8%
Delta Topco, Inc.
2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30		299	300,247
2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.20%, 11/30/29		1,305	1,302,294
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 6.75%), 12.00%, 05/25/27		2,004	1,977,482
Frontier Communications Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31		378	379,890
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		236	240,289
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		237	241,222
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/29		811	710,175
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.32%, 04/15/30		830	717,082
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28	USD	436	$ 419,070
Windstream Services LLC, 2020 Exit Term Loan B, (1- mo. CME Term SOFR + 6.25%), 11.20%, 09/21/27		638	636,548
Windstream Services, LLC, 2024 Term Loan B, 09/25/31(k)(l)		597	597,000
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		4,389	4,002,094
			11,523,393
Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		439	439,586
Energy Equipment & Services — 0.1%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.35%, 07/31/31		1,780	1,735,945
Entertainment — 0.1%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		543	516,153
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29		670	669,690
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		453	435,991
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		462	459,113
			2,080,947
Environmental, Maintenance & Security Service — 0.0%
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		337	336,953
Financial Services — 0.1%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.75%, 12/19/30		988	980,016
Food Products — 0.1%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		866	867,837
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		1,144	1,141,253
Health Care Equipment & Supplies — 0.6%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		1,061	1,059,295
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		2,345	2,334,199
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.60%, 10/23/28	USD	2,481	$ 2,480,432
2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		2,203	2,199,494
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		953	949,426
			9,022,846
Health Care Providers & Services — 0.4%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 05/16/31(l)		998	995,872
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.96%, 05/17/31		760	759,568
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.05%, 11/16/28		650	648,574
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		220	219,443
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.65%, 04/29/25		1,498	1,108,829
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30		2,353	2,286,121
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		266	266,169
			6,284,576
Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		1,123	1,110,751
Carnival Corp., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.60%, 10/18/28		2,229	2,229,773
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		912	906,114
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		290	269,546
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		457	425,653
			4,941,837
Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		1,112	1,101,177
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		2,037	1,673,557
			2,774,734
Insurance — 0.8%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, 09/19/31(l)		610	604,278

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31	USD	1,407	$ 1,405,128
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31		333	332,629
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		2,668	2,661,330
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		6,321	6,415,376
			11,418,741
Interactive Media & Services — 0.3%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		288	282,292
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		3,591	3,565,308
			3,847,600
Internet Software & Services — 0.3%
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		228	227,932
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		3,545	3,534,601
			3,762,533
IT Services — 0.3%
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29		1,201	1,195,813
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		2,777	2,600,072
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		1,059	1,016,652
			4,812,537
Machinery — 1.0%
Alliance Laundry Systems LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/19/31		213	213,147
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(l)		558	557,302
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		1,128	1,128,245
STS Operating, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.10%), 8.95%, 03/25/31		809	803,400
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		8,262	8,213,823
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		3,921	3,927,424
			14,843,341
Media — 0.4%
CSC Holdings LLC
2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		1,265	1,154,191
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.60%, 01/18/28		2,614	2,535,986
Security		Par (000)	Value
Media (continued)
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29	USD	704	$ 675,023
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		1,389	1,188,019
Univision Communications, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 01/31/29		369	360,386
			5,913,605
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		224	221,314
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		419	418,610
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		587	583,719
			1,223,643
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		1,198	1,230,097
Personal Care Products — 0.1%
KDC/ONE Development Corp., Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.36%, 08/15/28		864	864,107
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		163	164,626
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		2,186	2,095,496
Endo Finance Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.78%, 04/23/31		2,233	2,229,740
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		1,772	1,682,858
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		77	76,245
			6,248,965
Real Estate Management & Development — 0.2%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 06/04/29		1,107	1,070,773
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		2,467	2,438,657
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		82	81,474
			3,590,904
Semiconductors & Semiconductor Equipment — 0.0%
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(l)		675	669,654
Software — 3.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.85%, 02/23/32		787	809,868
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.70%, 12/10/29	USD	657	$ 634,826
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		855	850,301
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		9,565	9,494,992
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		705	703,238
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.01%, 07/30/32		1,053	1,035,889
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		3,446	3,437,033
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 12/29/28		557	557,984
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		1,157	1,143,598
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		1,903	1,906,958
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		3,654	3,636,587
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29		1,895	1,775,439
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		503	488,258
Ellucian Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		1,011	1,012,804
2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.10%), 12.95%, 10/09/28(k)		6,454	6,454,333
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		698	698,231
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		1,400	1,378,188
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		1,742	1,663,976
Planview Parent, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.60%, 12/18/28		863	842,093
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		1,205	1,183,598
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.00%, 10/28/30		691	692,438
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		699	698,490
RealPage, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.46%, 04/23/29		2,662	2,549,165
Security		Par (000)	Value
Software (continued)
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31	USD	1,448	$ 1,447,598
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		386	385,386
			45,481,271
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		1,194	1,182,389
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		627	482,832
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		127	98,198
			581,030
Trading Companies & Distributors — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.85%, 12/11/28		340	340,237
Total Floating Rate Loan Interests — 13.7% (Cost: $201,596,727)			201,212,140

	Shares
Investment Companies
Fixed Income Funds — 3.1%
Invesco Senior Loan ETF	612,941	12,877,891
iShares Broad USD High Yield Corporate Bond ETF(m)	893,154	33,627,248
		46,505,139
Total Investment Companies — 3.1% (Cost: $45,657,451)		46,505,139

		Par (000)
Preferred Securities
Capital Trusts — 5.4%(a)
Automobile Components — 0.2%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54	USD	3,255	3,289,203
Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(f)		427	417,876
Banks(f) — 1.5%
AIB Group PLC, 5.25%(c)	EUR	210	233,906
Barclays PLC
4.38%	USD	2,490	2,228,703
8.00%		980	1,032,029
9.63%		3,745	4,216,548
CaixaBank SA, 7.50%(c)	EUR	200	237,936
Citigroup, Inc.
Series AA, 7.63%	USD	1,571	1,678,415
Series CC, 7.13%		3,685	3,835,868
Series DD, 7.00%		860	920,293
Cooperatieve Rabobank UA, 4.38%(c)	EUR	200	217,064
HSBC Holdings PLC, 4.75%(c)		200	217,348

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
ING Groep NV, 8.00%(c)	USD	200	$ 214,764
KBC Group NV, 8.00%(c)	EUR	200	241,275
Lloyds Banking Group PLC, 4.95%(c)		200	222,352
NatWest Group PLC, 8.13%	USD	1,115	1,216,389
Nordea Bank Abp, 6.30%(b)		978	969,287
PNC Financial Services Group, Inc.
Series V, 6.20%		1,417	1,442,502
Series W, 6.25%		1,572	1,596,353
Wells Fargo & Co., 6.85%		1,680	1,753,421
			22,474,453
Capital Markets(f) — 0.7%
UBS Group AG
7.00%(c)		200	200,484
6.85%(b)		975	986,609
7.75%(b)		2,535	2,710,432
Series NC10, 9.25%(b)		2,519	2,970,743
Series NC5, 9.25%(b)		2,275	2,515,242
			9,383,510
Diversified Telecommunication Services(c) — 0.1%
British Telecommunications PLC, 5.13%, 10/03/54	EUR	200	228,474
Telefonica Europe BV(f)
7.13%		200	244,369
6.14%		300	356,661
5.75%		100	116,559
6.75%		100	122,725
			1,068,788
Electric Utilities — 0.6%
Duke Energy Corp., 6.45%, 09/01/54	USD	1,532	1,590,676
Edison International, Series B, 5.00%(f)		1,263	1,234,065
EDP SA(c)
5.94%, 04/23/83	EUR	100	117,229
4.75%, 05/29/54		100	112,595
Electricite de France SA(c)(f)
3.00%		200	212,389
3.38%		200	202,838
5.13%		200	223,642
6.00%	GBP	300	398,979
NRG Energy, Inc., 10.25%(b)(f)	USD	2,518	2,840,213
PG&E Corp., 7.38%, 03/15/55		880	923,008
Terna - Rete Elettrica Nazionale, 4.75%(c)(f)	EUR	125	142,275
			7,997,909
Energy Equipment & Services — 1.3%
Venture Global LNG, Inc., 9.00%(b)(f)	USD	19,040	19,299,494
Financial Services — 0.1%
Corebridge Financial, Inc., 6.38%, 09/15/54		1,221	1,233,564
Gas Utilities — 0.1%
AltaGas Ltd., 7.20%, 10/15/54(b)		1,618	1,652,599
Naturgy Finance Iberia SA, 2.37%(c)(f)	EUR	200	214,949
Snam SpA, 4.50%(c)(f)		100	112,484
			1,980,032
Health Care Providers & Services — 0.0%
Clariane SE, 13.17%(c)(f)	GBP	200	262,042
Hotels, Restaurants & Leisure — 0.0%
Accor SA, 4.88%(c)(f)	EUR	100	112,551
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 7.60%, 01/15/55	USD	1,441	1,515,991
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Orsted A/S, 2.50%, 12/31/99(c)	GBP	100	$ 98,934
Vistra Corp., 7.00%(b)(f)	USD	2,908	2,968,498
			4,583,423
Insurance — 0.0%
Poste Italiane SpA, 2.63%(c)(f)	EUR	100	101,725
Media — 0.0%
SES SA, 6.00%, 09/12/54(c)		150	157,051
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.
Series A, 7.00%, 02/15/55	USD	620	644,016
Series B, 6.85%, 02/15/55		1,241	1,279,673
Centrica PLC, 6.50%, 05/21/55(c)	GBP	100	137,071
Dominion Energy, Inc., Series B, 7.00%, 06/01/54	USD	865	944,431
			3,005,191
Oil, Gas & Consumable Fuels — 0.2%
South Bow Canadian Infrastructure Holdings Ltd.(b)
7.50%, 03/01/55		1,330	1,397,318
7.63%, 03/01/55		601	622,847
Var Energi ASA, 7.86%, 11/15/83(c)	EUR	100	122,168
			2,142,333
Pharmaceuticals(c) — 0.0%
Bayer AG
4.50%, 03/25/82		200	220,007
7.00%, 09/25/83		100	118,952
Series NC5, 6.63%, 09/25/83		100	115,964
			454,923
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(c)(f)		375	357,566
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(c)(f)		200	219,847
Wireless Telecommunication Services(c) — 0.1%
Vodafone Group PLC
2.63%, 08/27/80		400	434,930
3.00%, 08/27/80		100	103,722
6.50%, 08/30/84		100	122,446
			661,098
			79,202,579

	Shares
Preferred Stocks — 1.1%(d)
Insurance — 0.4%
Alliant Cali, Inc., (Acquired 09/25/24, Cost: $5,947,430), 10.00%, 12/31/79(n)	6,038	5,947,430
Interactive Media & Services — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,330,867)(k)(n)	57,777	9,824,401
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $681,884)(n)	696,269	$ 6,823
Ligado Networks LLC(o)	32,168	8,042
		14,865
		15,786,696
Total Preferred Securities — 6.5% (Cost: $93,964,878)		94,989,275
Total Long-Term Investments — 126.3% (Cost: $1,798,660,039)		1,855,619,936
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(m)(p)	2,208,977	2,208,977
Total Short-Term Securities — 0.2% (Cost: $2,208,977)		2,208,977
Total Investments — 126.5% (Cost: $1,800,869,016)		1,857,828,913
Liabilities in Excess of Other Assets — (26.5)%		(389,009,521)
Net Assets — 100.0%		$ 1,468,819,392

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Convertible security.
(i)	When-issued security.
(j)	Zero-coupon bond.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Affiliate of the Trust.
(n)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $15,778,654, representing 1.1% of its net assets as of period end, and an original cost of $12,960,181.

(o)	All or a portion of the security is held by a wholly-owned subsidiary.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 34,146	$ 2,174,831 (a)	$ —	$ —	$ —	$ 2,208,977	2,208,977	$ 96,497	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	42,635,140	(9,930,407)	(29,372)	951,887	33,627,248	893,154	537,835	—
				$ (29,372)	$ 951,887	$ 35,836,225		$ 634,332	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Long Bond	19	12/19/24	$ 2,363	$ 7,092
Ultra U.S. Treasury Bond	11	12/19/24	1,466	750
				$ 7,842

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	163,444	EUR	146,000	Deutsche Bank AG	12/18/24	$ 417
USD	105,072	EUR	94,000	Morgan Stanley & Co. International PLC	12/18/24	109
USD	102,000	EUR	91,000	State Street Bank and Trust Co.	12/18/24	387
						913
USD	35,678	EUR	32,000	Deutsche Bank AG	12/18/24	(54)
USD	17,852	EUR	16,000	State Street Bank and Trust Co.	12/18/24	(14)
USD	102,614	EUR	92,000	State Street Bank and Trust Co.	12/18/24	(116)
USD	45,008,521	EUR	40,313,000	Toronto-Dominion Bank	12/18/24	(5,980)
USD	118,846	GBP	90,000	The Bank of New York Mellon	12/18/24	(1,459)
USD	14,484	GBP	11,000	UBS AG	12/18/24	(220)
USD	6,407,443	GBP	4,883,000	UBS AG	12/18/24	(119,785)
						(127,628)
						$ (126,715)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	48,772	$ 3,638,889	$ 3,582,608	$ 56,281

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/29	USD	373	$ (40,003)	$ (29,341)	$ (10,662)
Hovnanian Enterprises, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/29	USD	373	(40,002)	(31,673)	(8,329)
Matterhorn Telecom Holding S.A.	5.00	Quarterly	Goldman Sachs International	12/20/29	EUR	135	(19,431)	(18,439)	(992)
							$ (99,436)	$ (79,453)	$ (19,983)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$ 3,764	$ 2,979	$ 785
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	125	13,514	17,604	(4,090)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	35	129	(5,231)	5,360
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	21	77	(3,054)	3,131
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	60	217	(8,583)	8,800
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	17	63	(2,555)	2,618
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	36	132	(5,425)	5,557
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	26	96	(3,853)	3,949
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	80	6,409	10,065	(3,656)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	06/20/29	BB	EUR	59	4,727	6,546	(1,819)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	22	(5,266)	(5,744)	478
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	14	(3,511)	(3,318)	(193)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	20	$ 1,169	$ 699	$ 470
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	30	1,815	1,043	772
								$ 23,335	$ 1,173	$ 22,162

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	9,430	$ 790,758	$ (98,052)	$ 888,810
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	312	22,160	(3,710)	25,870
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	312	23,257	(3,849)	27,106
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	346	25,348	(4,320)	29,668
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	7,500	155,840	(55,582)	211,422
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/24	USD	12,159	239,289	(142,692)	381,981
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	06/20/25	USD	1,535	22,025	(18,996)	41,021
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	11,435	(7,952)	19,387
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	11,096	(8,160)	19,256
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	9,696	(8,680)	18,376
1-Day SOFR, 4.96%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	7,500	(196)	(99,551)	99,355
									$ 1,310,708	$ (451,544)	$ 1,762,252
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,359,079	$ —	$ 2,359,079
Common Stocks	8,724,513	—	—	8,724,513
Corporate Bonds
Advertising Agencies	—	24,778,620	—	24,778,620
Aerospace & Defense	—	41,857,054	—	41,857,054
Air Freight & Logistics	—	936,216	—	936,216
Automobile Components	—	27,589,453	—	27,589,453
Automobiles	—	16,056,673	—	16,056,673
Banks	—	11,445,015	—	11,445,015
Biotechnology	—	295,700	—	295,700
Broadline Retail	—	3,221,718	—	3,221,718
Building Materials	—	42,794,298	—	42,794,298
Building Products	—	12,951,343	—	12,951,343
Capital Markets	—	23,783,041	—	23,783,041
Chemicals	—	33,402,741	—	33,402,741
Commercial Services & Supplies	493,718	90,870,316	—	91,364,034
Construction & Engineering	452,360	8,987,552	—	9,439,912
Consumer Finance	—	12,472,490	—	12,472,490
Consumer Staples Distribution & Retail	—	1,630,358	—	1,630,358
Containers & Packaging	—	53,635,569	—	53,635,569
Diversified REITs	—	22,299,250	—	22,299,250
Diversified Telecommunication Services	—	96,021,600	—	96,021,600
Electric Utilities	—	20,908,939	—	20,908,939
Electronic Equipment, Instruments & Components	—	5,203,252	—	5,203,252
Energy Equipment & Services	—	15,544,309	—	15,544,309
Entertainment	—	45,938,209	—	45,938,209
Environmental, Maintenance & Security Service	—	14,225,842	—	14,225,842
Financial Services	—	31,233,925	73,762	31,307,687
Food Products	—	12,308,961	—	12,308,961
Gas Utilities	—	508,028	—	508,028
Ground Transportation	—	1,665,846	—	1,665,846
Health Care Equipment & Supplies	—	15,105,855	—	15,105,855
Health Care Providers & Services	—	45,140,858	—	45,140,858
Health Care REITs	—	4,772,372	—	4,772,372
Hotel & Resort REITs	—	16,434,234	—	16,434,234
Hotels, Restaurants & Leisure	—	70,486,588	—	70,486,588
Household Durables	—	12,575,085	—	12,575,085
Household Products	—	1,449,170	—	1,449,170
Independent Power and Renewable Electricity Producers	—	5,228,327	—	5,228,327
Insurance	—	114,163,854	—	114,163,854
Interactive Media & Services	—	913,645	—	913,645
Internet Software & Services	—	14,435,277	—	14,435,277
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
IT Services	$ 7,236	$ 9,043,347	$ —	$ 9,050,583
Machinery	—	25,394,016	—	25,394,016
Media	—	88,350,179	—	88,350,179
Metals & Mining	—	50,327,047	—	50,327,047
Mortgage Real Estate Investment Trusts (REITs)	—	3,563,352	—	3,563,352
Oil, Gas & Consumable Fuels	—	179,054,722	—	179,054,722
Paper & Forest Products	—	116,155	—	116,155
Passenger Airlines	—	7,447,172	—	7,447,172
Pharmaceuticals	—	13,285,711	—	13,285,711
Real Estate Management & Development	—	10,577,590	—	10,577,590
Retail REITs	—	734,772	—	734,772
Semiconductors & Semiconductor Equipment	88,774	3,020,849	—	3,109,623
Software	—	100,899,239	—	100,899,239
Specialty Retail	—	4,615,649	—	4,615,649
Technology Hardware, Storage & Peripherals	—	1,358,472	—	1,358,472
Textiles, Apparel & Luxury Goods	71,488	2,048,452	—	2,119,940
Trading Companies & Distributors	—	7,399,936	—	7,399,936
Transportation Infrastructure	—	1,391,111	—	1,391,111
Water Utilities	—	81,825	—	81,825
Fixed Rate Loan Interests	—	18,661,273	—	18,661,273
Floating Rate Loan Interests	—	194,160,807	7,051,333	201,212,140
Investment Companies	46,505,139	—	—	46,505,139
Preferred Securities
Capital Trusts	—	79,202,579	—	79,202,579
Preferred Stocks	—	5,955,472	9,824,401	15,779,873
Short-Term Securities
Money Market Funds	2,208,977	—	—	2,208,977
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(122)	—	(122)
	$58,552,205	$1,782,320,267	$16,949,496	1,857,821,968
Investments Valued at NAV(b)				6,823
				$ 1,857,828,791
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 88,201	$ —	$ 88,201
Foreign Currency Exchange Contracts	—	913	—	913
Interest Rate Contracts	7,842	1,762,252	—	1,770,094
Liabilities
Credit Contracts	—	(29,741)	—	(29,741)
Foreign Currency Exchange Contracts	—	(127,628)	—	(127,628)
	$7,842	$1,693,997	$—	$1,701,839

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $400,000,000 are categorized as Level 2 within the fair value hierarchy.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 22,235	$ —	$ 6,449,900	$ 12,598,203	$ 19,070,338
Transfers into Level 3	—	—	10,263,814	—	10,263,814
Transfers out of Level 3	—	—	(392,911)	(8,042)	(400,953)
Accrued discounts/premiums	—	(73)	41,240	—	41,167
Net realized gain (loss)	(24,633,758)	—	(211,715)	612,355	(24,233,118)
Net change in unrealized appreciation (depreciation)(a)	24,611,523	1,973	247,062	(157,316)	24,703,242
Purchases	—	71,862	594,015	—	665,877
Sales	—	—	(9,940,072)	(3,220,799)	(13,160,871)
Closing balance, as of September 30, 2024	$ —	$ 73,762	$ 7,051,333	$ 9,824,401	$ 16,949,496
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(a)	$ —	$ 1,973	$ (83,552)	$ 187,549	$ 105,970

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Consolidated Schedule of Investments